File No. 33-53035   CIK #921463


               Securities and Exchange Commission
                     Washington, D. C. 20549


                         Post-Effective


                         Amendment No. 3


                               to


                            Form S-6


        For Registration under the Securities Act of 1933
       of Securities of Unit Investment Trusts Registered
                         on Form N-8B-2

             Kemper Equity Portfolio Trust, Series 7

         Name and executive office address of Depositor:

                    Ranson & Associates, Inc.
                 250 North Rock Road, Suite 150
                     Wichita, Kansas  67206

         Name and complete address of agent for service:

                         Robin Pinkerton
                    Ranson & Associates, Inc.
                 250 North Rock Road, Suite 150
                     Wichita, Kansas  67206



    ( X ) Check box if it is proposed that this filing will become effective at 2:00 p.m. on April 30, 1997 pursuant to paragraph (b) of Rule 485.

                     KEMPER EQUITY PORTFOLIO TRUSTS
                                PART ONE

     Kemper Equity Portfolio Trusts, were formed with the investment objectives of obtaining maximum capital appreciation and, in certain Trusts, dividend income through investment in a fixed portfolio of equity securities of companies selected to achieve the Trusts' objectives and in certain Trusts, the securities are concentrated within a specific industry. Certain Trusts include common stocks of foreign issuers which are in American Depositary Receipt ("ADR") form. On the Initial Date of Deposit, the Securities selected for each Trust were considered to have the potential to achieve the Trust's objectives over the term of such Trust. See "Schedule of Investments" in Part Two for each Trust. There is no assurance that the Trusts will achieve their objectives.


                   SPONSOR: RANSON & ASSOCIATES, INC.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

        The investor is advised to read and retain both parts of this Prospectus for future reference.

              The date of this Part One is that date which
               is set forth in Part Two of the Prospectus

                            TABLE OF CONTENTS

                                                                     PAGE
SUMMARY                                                                3
THE TRUST FUNDS                                                        4
PORTFOLIOS                                                             5
   Securities Selection                                                5
RISK FACTORS                                                           5
FEDERAL TAX STATUS                                                    11
PUBLIC OFFERING OF UNITS                                              16
   Public Offering Price                                              16
   Public Distribution of Units                                       17
   Sponsor Profits                                                    18
MARKET FOR UNITS                                                      19
REDEMPTION                                                            19
   General                                                            19
   Computation of Redemption Price                                    21
RETIREMENT PLANS                                                      22
UNITHOLDERS                                                           23
   Ownership of Units                                                 23
   Distributions to Unitholders                                       24
   Distribution Reinvestment                                          25
   Statements to Unitholders                                          25
   Rights of Unitholders                                              27
INVESTMENT SUPERVISION                                                27
ADMINISTRATION OF THE TRUSTS                                          27
   The Trustee                                                        27
   The Sponsor                                                        28
   The Evaluator                                                      29
   Amendment and Termination                                          29
   Limitations on Liability                                           31
EXPENSES OF THE TRUSTS                                                31
LEGAL OPINIONS                                                        32
INDEPENDENT AUDITORS                                                  32

     This Prospectus does not contain all of the information with respect to the investment company set forth in its registration statement and exhibits relating thereto which have been filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

     No person is authorized to give any information or to make any representations with respect to this investment company not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trusts, the Trustee, or the Sponsor. Such registration does not imply that the Trusts or the Units have been guaranteed, sponsored, recommended or approved by the United States or any state or any agency or officer thereof.

     This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state or country.

SUMMARY

     The Trust Funds. Kemper Equity Portfolio Trusts, (the "Trust Funds" or "Trusts") are separate and distinct unit investment trusts registered under the Investment Company Act of 1940. Ranson & Associates, Inc. is the Sponsor and Evaluator of the Trusts and is successor sponsor and evaluator of all unit investment trusts formerly sponsored by EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc. The Bank of New York is the Trustee of the Trusts as successor to Investors Fiduciary Trust Company.

     The Trust Funds consist of common stocks issued by companies which the Sponsor believes have the potential to achieve the objectives of the respective Trust (the "Equity Securities" or "Securities"). For the criteria used by the Sponsor in selecting the Securities, see "Portfolios-Securities Selection." The value of all portfolio Securities and, therefore, the value of the Units may be expected to fluctuate in value depending on the full range of economic and market influences affecting corporate profitability, the financial condition of issuers and the prices of equity securities in general and the Securities in particular. Maximum capital appreciation and, if applicable, dividend income are, of course, dependent upon several factors including, among other factors, the financial condition of the issuers of the Securities (see "Portfolios").

     Each Unit of a Trust offered represents that undivided interest in that Trust indicated under "Essential Information" in Part Two for each Trust. To the extent that any Units are redeemed by the Trustee, the fractional undivided interest in a Trust represented by each unredeemed Unit will increase accordingly, although the actual interest in the Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor or the Underwriters, or until the termination of the Trust Agreement.

     Public Offering Price. The secondary market Public Offering Price will be equal to the aggregate underlying bid value of the Securities in a Trust Fund, plus or minus a pro rata share of cash, if any, in the Capital Account held or owned by such Trust Fund, plus a sales charge set forth under "Public Offering of Units-Public Offering Price." The sales charge is reduced on a graduated scale for sales involving at least
10,000 Units of a Trust or $100,000 and will be applied on whichever basis is more favorable to the investor.

     Distributions of Income and Capital. Distributions of dividends received by each Trust and any funds in the Capital Account will be made quarterly. See "Unitholders-Distributions to Unitholders."

     Reinvestment. Each Unitholder of the Trust Funds may elect to have distributions of income, capital gains and/or capital on their Units automatically invested in shares of any Zurich Kemper Investments, Inc. front-end load mutual fund (other than those funds sold with a contingent deferred sales charge). Such distributions will be reinvested without charge to the participant on each applicable Distribution Date. See "Unitholders-Distribution Reinvestment." A current prospectus for the reinvestment fund selected, if any, will be furnished to any investor who desires additional information with respect to reinvestment.

     Market for Units. While under no obligation to do so, the Sponsor intends to, and certain of the other dealers may, maintain a market for the Units of the Trusts and offer to repurchase such Units at prices subject to change at any time which are based on the current underlying bid prices of the Securities in the Trust Fund involved. If the supply of Units exceeds demand or if some other business reason warrants it, the Sponsor and/or the dealers may either discontinue all purchases of Units or discontinue purchases of Units at such prices. A Unitholder may also dispose of Units through redemption at the Redemption Price on the date of tender to the Trustee. See "Redemption-Computation of Redemption Price."

     Redemption In Kind. Upon redemption of Units of a Trust Fund a Unitholder generally may request to receive in lieu of cash his share of each of the Securities then held by the Trust Fund, if he would be entitled to receive at least $50,000 ($25,000 for certain Trusts) of proceeds and he has tendered for redemption prior to that date set forth in Part Two for each Trust (see "Redemption" and "Administration of the Trusts-Amendment and Termination").

     Termination. No later than the date specified under the Liquidation Period in "Essential Information" in Part Two, Securities will begin to be sold in connection with the termination of a Trust Fund and it is expected that all Securities in such Trust Fund will be sold by the Mandatory Termination Date set forth in "Essential Information" in Part Two for each Trust. The Sponsor will determine the manner, timing and execution of the sale of the underlying Securities. See "Administration of the Trusts-Amendment and Termination."

     Risk Factors. An investment in Units should be made with an understanding of the risks associated therewith, including the possible deterioration of either the financial condition of the issuers or the general condition of the stock market. For certain risk considerations related to the Trusts, see "Risk Factors."


THE TRUST FUNDS

     Kemper Equity Portfolio Trusts are unit investment trusts created under the laws of the State of Missouri pursuant to a trust indenture dated the Initial Date of Deposit (the "Trust Agreements"). Ranson & Associates, Inc. is the Sponsor and Evaluator of the Trusts and is successor sponsor and evaluator of all unit investment trusts formerly sponsored by EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc. The Bank of New York is the Trustee of the Trusts as successor to Investors Fiduciary Trust Company.

     The portfolio of each Trust contains common stocks issued by different companies selected for the purpose of obtaining maximum capital appreciation and, in certain Trusts, dividend income. Certain Trusts include common stocks of foreign issuers in American Depositary Receipt ("ADR") form. Certain Trusts are concentrated within a specific industry. As used herein, the term "Securities" means the common stocks initially deposited in each Trust Fund and described in the portfolio and any additional common stocks acquired and held by a Trust Fund pursuant to the provisions of the Trust Agreement.

PORTFOLIOS

     Securities Selection. At all times each Trust will hold at least 80% of its assets in equity securities. In selecting Securities for the Trust, the following factors, among others, were considered at the Initial Date of Deposit by EVEREN Securities, Inc. (the Sponsor at such time): (a) the quality of the Securities, (b) the yield and price of the Securities relative to other similar securities, (c) the potential for capital appreciation and (d) for certain Trusts, the likelihood that earnings and dividends will continue or increase.

     In connection with Kemper Equity Portfolio Trusts, Series 4 (Utility Companies), the stability of utility stocks was also considered. Utilities tend to be more stable than other companies because they are monopolies that provide essential services. In times of economic slowdown or recovery, people still need to use the power of utility companies. Due to the expected slowdown of nuclear construction programs and the decrease in excess energy capacity, EVEREN Securities, Inc. considered both the historical stability of the utility sector as well as the potential for dividend growth by specific companies in the sector.

     In selecting securities for Kemper Equity Portfolio Trusts, Series 8 (Banking Institutions), EVEREN Securities, Inc. also considered the potential benefit to the issuer of the Securities from the continued consolidation within the banking industry and improving industry fundamentals.

     In selecting the Securities for each Trust, EVEREN Securities, Inc. chose equity securities that in its view had the potential for capital appreciation at the Initial Date of Deposit. Although there can be no assurance that such Securities will appreciate in value over the life of the Trusts, over time stock investments have generally out-performed most other asset classes. However, it should be remembered that common stocks carry greater risks, including the risk that the value of an investment can go down (see "Risk Factors-Certain Investment Considerations"), and past performance is no guarantee of future results.

     For specific information and the market price of each Security as of the date of this Part One Prospectus, see "Schedule of Investments" in Part Two for such Trust.


RISK FACTORS

     General. Each Trust Fund may be an appropriate investment vehicle for investors who desire to participate in a portfolio of equity securities with greater diversification than they might be able to acquire individually. An investment in Units of the Trust Funds should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of the issuers of the Securities may become impaired or that the general condition of the stock market may worsen (both of which may contribute directly to a decrease in the value of the Securities and thus in the value of the Units) or the risk that holders of common stock have a right to receive payments from the issuers of those stocks that is generally inferior to that of creditors of, or holders of debt obligations issued by, the issuers and that the rights of holders of common stock generally rank inferior to the rights of holders of preferred stock. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases in value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

     Banking Institutions. Certain Trusts may be concentrated in common stocks issued by companies in the banking industry. In view of this, an investment in Units of such Trusts should be made with an understanding of the problems and risks inherent in the banking industry in general. Commercial banks and their holding companies are especially subject to the adverse effects of economic recession, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. Economic conditions in the real estate markets, which have been weak in the recent past, can have a significant effect upon banks because they generally have a substantial percentage of their assets invested in loans secured by real estate, as has recently been the case for a number of banks with respect to commercial real estate in the northeastern and southwestern regions of the United States. Commercial banks and their holding companies are subject to extensive federal regulation and, when such institutions are state-chartered, to state regulation as well. Regulatory actions, such as increases in the minimum capital requirements applicable to commercial banks and increases in deposit insurance premiums required to be paid by commercial banks to the FDIC, can negatively impact earnings and the ability of a company to pay dividends. Neither federal insurance of deposits nor governmental regulation, however, ensures the solvency or profitability of commercial banks or their holding companies, or insures against any risk of investment in the securities issued by such institutions.

     There has been much recent attention focused on the thrift and banking industries regarding prospects for legislative and regulatory changes which could have a material impact on investments in banking institutions. In December 1991, the Federal Deposit Insurance Corporation Improvement Act of 1991 was enacted providing, among other things, for an increase of supervisory authority over financial institutions. Additional legislative and regulatory changes may be forthcoming. For example, the deposit insurance system is under review by Congress and federal regulators and proposed reforms of that system could, among other things, restrict the ways in which deposited moneys can be used by banks or reduce the dollar amount or number of deposits insured for any depositor. Such reforms could reduce profitability as investment opportunities available to banking institutions become more limited and as consumers look more actively for savings vehicles other than bank deposits. Legislation broadening bank powers also is being studied by Congress which, if enacted, could provide new earnings opportunities for banks but would also further expose banks to well-established competitors, such as securities firms and insurance companies, as well as companies engaged in other areas of business if Congress were to eliminate the historic barriers between commerce and banking. Increased competition may result from broadening national interstate banking powers, including interstate branching, as has been recently proposed. The Sponsor makes no prediction as to what, if any, manner of bank regulatory reform might ultimately be adopted or what ultimate effect such reform might have on a Trust's portfolio.

     Utility Companies. Certain Trusts may be concentrated in common stocks issued by companies in the public utilities industry. An investment in Units of these Trusts should be made with an understanding of the characteristics of the public utility industry and the risks which such an investment may entail. General problems of such issuers would include the difficulty in financing large construction programs in an inflationary period, the limitations on operations and increased costs and delays attributable to environmental considerations, the difficulty of the capital market in absorbing utility debt, the difficulty in obtaining fuel at reasonable prices and the effect of energy conservation. All of such issuers have been experiencing certain of these problems in varying degrees. In addition, Federal, state and municipal governmental authorities may from time to time review existing, and impose additional, regulations governing the licensing, construction and operation of nuclear power plants, which may adversely affect the ability of the issuers of certain of the Securities in the portfolio to make payments of principal and/or interest on such Securities.

     Utilities are generally subject to extensive regulation by state utility commissions which, for example, establish the rates which may be charged and the appropriate rate of return on an approved asset base, which must be approved by the state commissions. Certain utilities have had difficulty from time to time in persuading regulators, who are subject to political pressures, to grant rate increases necessary to maintain an adequate return on investment and voters in many states have the ability to impose limits on rate adjustments (for example, by initiative or referendum). Any unexpected limitations could negatively affect the profitability of utilities whose budgets are planned far in advance. In addition, gas pipeline and distribution companies have had difficulties in adjusting to short and surplus energy supplies, enforcing or being required to comply with long-term contracts and avoiding litigation from their customers, on the one hand, or suppliers, on the other.

     Certain of the issuers of the Securities in such a Trust may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing, and impose additional, requirements governing the licensing, construction and operation of nuclear power plants. Nuclear generating projects in the electric utility industry have experienced substantial cost increases, construction delays and licensing difficulties. These have been caused by various factors, including inflation, high financing costs, required design changes and rework, allegedly faulty construction, objections by groups and governmental officials, limits on the ability to finance, reduced forecasts of energy requirements and economic conditions. This experience indicates that the risk of significant cost increases, delays and licensing difficulties remains present through to completion and achievement of commercial operation of any nuclear project. Also, nuclear generating units in service have experienced unplanned outages or extensions of scheduled outages due to equipment problems or new regulatory requirements sometimes followed by a significant delay in obtaining regulatory approval to return to service. A major accident at a nuclear plant anywhere, such as the accident at a nuclear plant in Chernobyl, could cause the imposition of limits or prohibitions on the operation, construction or licensing of nuclear units in the United States.

     Other general problems of the gas, water, telephone and electric utility industry (including state and local joint action power agencies) include difficulty in obtaining timely and adequate rate increases, difficulty in financing large construction programs to provide new or replacement facilities during an inflationary period, rising costs of rail transportation to transport fossil fuels, the uncertainty of transmission service costs for both interstate and intrastate transactions, changes in tax laws which adversely affect a utility's ability to operate profitably, increased competition in service costs, recent reductions in estimates of future demand for electricity and gas in certain areas of the country, restrictions on operations and increased cost and delays attributable to environmental considerations, uncertain availability and increased cost of capital, unavailability of fuel for electric generation at reasonable prices, including the steady rise in fuel costs and the costs associated with conversion to alternate fuel sources such as coal, availability and cost of natural gas for resale, technical and cost factors and other problems associated with construction, licensing, regulation and operation of nuclear facilities for electric generation, including among other considerations the problems associated with the use of radioactive materials and the disposal of radioactive wastes, and the effects of energy conservation. Each of the problems referred to could adversely affect the ability of the issuers of any utility bonds in the Trust to make payments due on these bonds.

     In view of the uncertainties discussed above, there can be no assurance that any company's share of the full cost of nuclear units under construction ultimately will be recovered in rates or of the extent to which a company could earn an adequate return on its investment in such units. The likelihood of a significantly adverse event occurring in any of the areas of concern described above varies, as does the potential severity of any adverse impact. It should be recognized, however, that one or more of such adverse events could occur and individually or collectively could have a material adverse impact on the financial condition or the results of operations of a company's ability to make interest and principal payments on its outstanding debt.

     Certain Trusts may include Securities which are issued by companies whose revenues are primarily derived from the sale of electric energy. The problems faced by such issuers include the difficulty in obtaining approval for timely and adequate rate increases from the applicable public utility commissions, the difficulty of financing large construction programs, increased competition, reductions in estimates of future demand for electricity in certain areas of the country, the limitations on operations and increased costs and delays attributable to environmental considerations, the difficulty of the capital market in absorbing utility debt, the difficulty in obtaining fuel at reasonable prices and the effect of energy conservation. All of such issuers have been experiencing certain of these problems in varying degrees. In addition, Federal, state and municipal governmental authorities may from time to time review existing, and impose additional, regulations governing the licensing, construction and operation of nuclear power plants, which may adversely affect the financial condition or the results of operations of such issuers.

     Certain Investment Considerations. Holders of common stock incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stock issued by the issuer. Holders of common stock of the type held by the portfolio have a right to receive dividends only when and if, and in the amounts, declared by the issuer's Board of Directors and to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. By contrast, holders of preferred stock have the right to receive dividends at a fixed rate when and as declared by the issuer's Board of Directors, normally on a cumulative basis, but do not participate in other amounts available for distribution by the issuing corporation. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stocks are also entitled to rights on liquidation which are senior to those of common stocks. Moreover, common stocks do not represent an obligation of the issuer and therefore do not offer any assurance of income or provide the degree of protection of capital of debt securities. Indeed, the issuance of debt securities or even preferred stock will create prior claims for payment of principal, interest, liquidation preferences and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), common stocks have neither a fixed principal amount nor a maturity and have values which are subject to market fluctuations for as long as the stocks remain outstanding. The value of the Securities in the portfolios thus may be expected to fluctuate over the entire life of the Trust Funds to values higher or lower than those prevailing on the date of this Part One Prospectus.

     Whether or not the Securities are listed on a national security exchange, the principal trading market for the Securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the Securities may depend on whether dealers will make a market in the Securities. There can be no assurance that a market will be made for any of the Securities, that any market for the Securities will be maintained or of the liquidity of the Securities in any markets made. The investigation by the Securities and Exchange Commission of illegal insider trading in connection with corporate takeovers, and possible congressional inquiries and legislation relating to this investigation, may adversely affect the ability of certain dealers to remain market makers. In addition, each Trust Fund is restricted under the Investment Company Act of 1940 from selling Securities to the Sponsor.

     The price at which the Securities may be sold to meet redemptions and the value of each Trust Fund will be adversely affected if trading markets for the Securities are limited or absent.

     Since certain Securities in certain Trusts consist of securities of foreign issuers, an investment in such a Trust involves some investment risks that are different in some respects from an investment in a trust that invests entirely in securities of domestic issuers. Those investment risks include future political and governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities. In addition, for the foreign issuers that are not subject to the reporting requirements of the Securities Exchange act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. However, due to the nature of the issuers of Securities included in certain Trusts, the Sponsor believes that adequate information will be available to allow the Portfolio Supervisor to provide portfolio surveillance.

     The securities of certain of the foreign issuers in certain Trusts are in ADR form. ADRs evidence American Depositary Receipts which represent common stock deposited with a custodian in a depositary. American Depositary Shares, and receipts therefor (ADRs), are issued by an American bank or trust company to evidence ownership of underlying securities issued by a foreign corporation. These instruments may not necessarily be denominated in the same currency as the securities into which they may be converted. For purposes of the discussion herein, the term ADR generally includes American Depositary Shares.

     ADRs may be sponsored or unsponsored. In an unsponsored facility, the depositary initiates and arranges the facility at the request of market makers and acts as agent for the ADR holder, while the company itself is not involved in the transaction. In a sponsored facility, the issuing company initiates the facility and agrees to pay certain administrative and shareholder-related expenses. Sponsored facilities use a single depositary and entail a contractual relationship between the issuer, the shareholder and the depositary; unsponsored facilities involve several depositaries with no contractual relationship to the company. The depositary bank that issues an ADR generally charges a fee, based on the price of the ADR, upon issuance and cancellation of the ADR. This fee would be in addition to the brokerage commissions paid upon the acquisition or surrender of the security. In addition, the depositary bank incurs expenses in connection with the conversion of dividends or other cash distributions paid in local currency into U.S. dollars and such expenses are deducted from the amount of the dividend or distribution paid to holders, resulting in a lower payout per underlying shares represented by the ADR than would be the case if the underlying share were held directly. Certain tax considerations, including tax rate differentials and withholding requirements, arising from applications of the tax laws of one nation to nationals of another and from certain practices in the ADR market may also exist with respect to certain ADRs. In varying degrees, any or all of these factors may affect the value of the ADR compared with the value of the underlying shares in the local market. In addition, the rights of holders of ADRs may be different than those of holders of the underlying shapes, and the market for ADRs may be less liquid than that for the underlying shares. ADRs are registered securities pursuant to the Securities Act of 1933 and may be subject to the reporting requirements of the Securities Exchange Act of 1934.

     For those Securities that are ADRs, currency fluctuations will affect the U.S. dollar equivalent of the local currency price of the underlying domestic share and, as a result, are likely to affect the value of the ADRs and consequently the value of the Securities. The foreign issuers of securities that are ADRs may pay dividends in foreign currencies which must be converted into dollars. Most foreign currencies have fluctuated widely in value against the United States dollar for many reasons, including supply and demand of the respective currency, the soundness of the world economy and the strength of the respective economy as compared to the economies of the United States and other countries. Therefore, for any securities of issuers (whether or not they are in ADR form) whose earnings are stated in foreign currencies, or which pay dividends in foreign currencies or which are traded in foreign currencies, there is a risk that their United States dollar value will vary with fluctuations in the United States dollar foreign exchange rates for the relevant currencies.

     On the basis of the best information available to the Sponsor at the present time, none of the Securities are subject to exchange control restrictions under existing law which would materially interfere with payment to a Trust of dividends due on, or proceeds from the sale of, the Securities.

     However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payments to a Trust. In addition, the adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in a Trust and on the ability of a Trust to satisfy its obligation to redeem Units tendered to the Trustee for redemption.

     Litigation and Legislation. From time to time Congress considers proposals to reduce the rate of the dividends-received deduction. Enactment into law of a proposal to reduce the rate would adversely affect the after-tax return to investors who can take advantage of the deduction. Unitholders are urged to consult their own tax advisers. Further, at any time, litigation may be initiated on a variety of grounds, or legislation may be enacted with respect to the Securities in a Trust Fund or the issuers of the Securities. There can be no assurance that future litigation or legislation will not have a material adverse effect on the Trust Funds or will not impair the ability of issuers to achieve their business goals.


FEDERAL TAX STATUS

     Federal Taxation. The following is a general discussion of certain of the Federal income tax consequences of the purchase, ownership and disposition of the Units. The summary is limited to investors who hold the Units as "capital assets" (generally, property held for investment) within the meaning of Section 1221 of the Internal Revenue Code of 1986, as amended (the "Code"). Unitholders should consult their tax advisers in determining the federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units in the Trust.

     In the opinion of Chapman and Cutler, special counsel for the Sponsor, under existing law:

           1. The Trust is not an association taxable as a corporation for federal income tax purposes; each Unitholder will be treated as the owner of a pro rata portion of each of the assets of the Trust under the Code; and the income of the Trust will be treated as income of the Unitholders thereof under the Code. Each Unitholder will be considered to have received his pro rata share of income derived from the Trust asset when such income is considered to be received by the Trust.

           2. A Unitholder will be considered to have received all of the dividends paid on his pro rata portion of each Equity Security when such dividends are received by a Trust. Unitholders will be taxed in this manner regardless of whether distributions from a Trust are actually received by the Unitholder or are automatically reinvested (see "Unitholders-Distribution Reinvestment").

           3. Each Unitholder will have a taxable event when the Trust disposes of an Equity Security (whether by sale, exchange, liquidation, redemption, or otherwise) or upon the sale or redemption of Units by such Unitholder (except to the extent an in kind distribution of stock is received by such Unitholder from the Trust as described below). The price a Unitholder pays for his Units, generally including sales charges, is allocated among his pro rata portion of each Equity Security held by the Trust (in proportion to the fair market values thereof on the valuation date closest to the date the Unitholder purchases his Units) in order to determine his tax basis for his pro rata portion of each Equity
     Security held by the Trust. For federal income tax purposes, a Unitholder's pro rata portion of dividends as defined by Section 316 of the Code paid with respect to an Equity Security held by the Trust are taxable as ordinary income to the extent of such corporation's current and accumulated "earnings and profits". A Unitholder's pro rata portion of dividends paid on such Equity Security which exceeds such current and accumulated earnings and profits will first reduce a Unitholder's tax basis in such Equity Security, and to the extent that such dividends exceed a Unitholder's tax basis in such Equity Security shall generally be treated as capital gain. In general, any such capital gain will be short-term unless a Unitholder has held his Units for more than one year.

           4. A Unitholder's portion of gain, if any, upon the sale or redemption of Units or the disposition of Equity Securities held by the Trust will generally be considered a capital gain (except in the case of a dealer or a financial institution) and, in general, will be long-term if the Unitholder has held his Units for more than one year (the date on which the Units are acquired (i.e., the "trade date") is excluded for purposes of determining whether the Units have been held for more than one year). A Unitholder's portion of loss, if any, upon the sale or redemption of Units or the disposition of Equity Securities held by the Trust will generally be considered a capital loss (except in the case of a dealer or a financial institution) and, in general, will be long-term if the Unitholder has held his Units for more than one year. Unitholders should consult their tax advisers regarding the recognition of such capital gains and losses for federal income tax purposes.

     Dividends Received Deduction. A corporation that owns Units will generally be entitled to a 70% dividends received deduction with respect to such Unitholder's pro rata portion of dividends received by the Trust (to the extent such dividends are taxable as ordinary income, as discussed above, and are attributable to domestic corporations) in the same manner as if such corporation directly owned the Equity Securities paying such dividends (other than corporate Unitholders, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding corporation tax). However, a corporation owning Units should be aware that Sections 246 and 246A of the Code impose additional limitations on the eligibility of dividends for the 70% dividends received deduction. These limitations include a requirement that stock (and therefore Units) must generally be held at least 46 days (as determined under Section 246(c) of the Code). Final regulations have been recently issued which address special rules that must be considered in determining whether the 46-day holding requirement is met. Moreover, the allowable percentage of the deduction will be reduced from 70% if a corporate Unitholder owns certain stock (or Units) the financing of which is directly attributable to indebtedness incurred by such corporation. It should be noted that various legislative proposals that would affect the dividends received deduction have been introduced. Unitholders should consult with their tax advisers with respect to the limitations on and possible modifications to the dividends received deduction.

     To the extent dividends received by the Trust are attributable to foreign corporations, a corporation that owns Units will not be entitled to the dividends received deduction with respect to its pro rata portion of such dividends, since the dividends received deduction is generally available only with respect to dividends paid by domestic corporations.

     Limitations on Deductibility of Trust Expenses by Unitholders. Each Unitholder's pro rata share of each expense paid by the Trust is deductible by the Unitholder to the same extent as though the expense had been paid directly by him. It should be noted that as a result of the Tax Reform Act of 1986, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses will be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income. Unitholders may be required to treat some or all of the expenses of the Trust as miscellaneous itemized deductions subject to this limitation.

     Recognition of Taxable Gain or Loss Upon Disposition of Equity Securities by the Trust or Disposition of Units. As discussed above, a Unitholder may recognize taxable gain (or loss) when an Equity Security is disposed of by the Trust or if the Unitholder disposes of a Unit. For taxpayers other than corporations, net capital gains (which is defined as net long-term capital gain over net short-term capital loss for a taxable year) are subject to a maximum marginal stated tax rate of 28%. However, it should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed.

     The Revenue Reconciliation Act of 1993 (the "Act") raised tax rates on ordinary income while capital gains remain subject to a 28% maximum stated rate for taxpayers other than corporations. Because some or all capital gains are taxed at a comparatively lower rate under the Act, the Act includes a provision that recharacterizes capital gains as ordinary income in the case of certain financial transactions that are "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units. If a Unitholder disposes of a Unit he is deemed thereby to have disposed of his entire pro rata interest in all assets of the Trust involved including his pro rata portion of all the Equity Securities represented by the Unit.

     Special Tax Consequences of In Kind Distributions Upon Redemption of Units or Termination of the Trust. As discussed in "Rights of Unitholders-Redemption of Units", under certain circumstances a Unitholder tendering Units for redemption may request an In Kind Distribution. A Unitholder may also under certain circumstances request an In Kind Distribution upon the termination of the Trust. See "Rights of Unitholders-Redemption of Units." As previously discussed, prior to the redemption of Units or the termination of the Trust, a Unitholder is considered as owning a pro rata portion of each of the Trust assets for federal income tax purposes. The receipt of an In Kind Distribution will result in a Unitholder receiving an undivided interest in whole shares of stock plus, possibly, cash.

     The potential tax consequences that may occur under an In Kind Distribution will depend on whether or not a Unitholder receives cash in addition to Equity Securities. An "Equity Security" for this purpose is a particular class of stock issued by a particular corporation. A Unitholder will not recognize gain or loss if a Unitholder only receives Equity Securities in exchange for his or her pro rata portion in the Equity Securities held by the Trust. However, if a Unitholder also receives cash in exchange for a fractional share of an Equity Security held by the Trust, such Unitholder will generally recognize gain or loss based upon the difference between the amount of cash received by the Unitholder and his tax basis in such fractional share of an Equity Securities held by the Trust.

     Because the Trust will own many Equity Securities, a Unitholder who requests an In Kind Distribution will have to analyze the tax consequences with respect to each Equity Security owned by the Trust. The amount of taxable gain (or loss) recognized upon such exchange will generally equal the sum of the gain (or loss) recognized under the rules described above by such Unitholder with respect to each Equity Security owned by the Trust. Unitholders who request an In Kind Distribution are advised to consult their tax advisers in this regard.

     Computation of the Unitholder's Tax Basis. Initially, a Unitholder's tax basis in his Units will generally equal the price paid by such Unitholder for his Units. The cost of the Units is allocated among the Equity Securities held in the Trust in accordance with the proportion of the fair market values of such Equity Securities on the valuation date nearest the date the Units are purchased in order to determine such Unitholder's tax basis for his pro rata portion of each Equity Security.

     A Unitholder's tax basis in his Units and his pro rata portion of an Equity Security held by the Trust will be reduced to the extent dividends paid with respect to such Equity Security are received by the Trust which are not taxable as ordinary income as described above.

     General.    Each  Unitholder  will  be  requested  to  provide   the
Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified that payments to the Unitholder
are   subject   to   back-up  withholding.   If   the   proper   taxpayer
identification number and appropriate certification are not provided when requested, distributions by the Trust to such Unitholder (including amounts received upon the redemption of Units) will be subject to back-up withholding. Distributions by the Trust (other than those that are not treated as United States source income, if any) will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons. Such persons should consult their tax advisers.

     In general, income that is not effectively connected to the conduct of a trade or business within the United States that is earned by non-U.S. Unitholders and derived from dividends of foreign corporations will not be subject to U.S. withholding tax provided that less than 25 percent of the gross income of the foreign corporation for a three-year period ending with the close of its taxable year preceding payment was not effectively connected to the conduct of a trade and business within the United States. In addition, such earnings may be exempt from U.S. withholding pursuant to a specific treaty between the United States and a foreign country. Non-U.S. Unitholders should consult their own tax advisers regarding the imposition of U.S. withholding on distributions from the Trust.

     It should be noted that payments to the Trust of dividends on Equity Securities that are attributable to foreign corporations may be subject to foreign withholding taxes and Unitholders should consult their tax advisers regarding the potential tax consequences relating to the payment of any such withholding taxes by the Trust. Any dividends withheld as a result thereof will nevertheless be treated as income to the Unitholders. Because, under the grantor trust rules, an investor is deemed to have paid directly his share of foreign taxes that have been paid or accrued, if any, an investor may be entitled to a foreign tax credit or deduction for United States tax purposes with respect to such taxes. Investors should consult their tax advisers with respect to foreign withholding taxes and foreign tax credits.

     Unitholders will be notified annually of the amount of income dividends includable in the Unitholder's gross income and amounts of Trust expenses which may be claimed as itemized deductions.

     Unitholders desiring to purchase Units for tax-deferred plans and IRAs should consult their broker-dealers for details on establishing such accounts. Units may also be purchased by persons who already have self-directed plans established.

     The foregoing discussion relates only to the tax treatment of U.S. Unitholders ("U.S. Unitholders") with regard to federal income taxes. Unitholders may be subject to taxation in other jurisdictions and should consult their own tax advisers in this regard. As used herein, the term "U.S. Unitholder" means an owner of a Unit in one of the Trusts that (a) is (i) for United States federal income tax purposes a citizen or resident of the United States, (ii) a corporation, partnership or other entity created or organized in or under the laws of the United States or of any political subdivision thereof, or (iii) an estate or trust the income of which is subject to United States federal income taxation regardless of its source or (b) does not qualify as a U.S. Unitholder in paragraph (a) but whose income from a Unit is effectively connected with such Unitholder's conduct of a United States trade or business. The term also includes certain former citizens of the United States whose income and gain on the Units will be taxable.

PUBLIC OFFERING OF UNITS

     Public Offering Price. During the secondary market, Units are offered at the Public Offering Price (which is based on the aggregate underlying bid value of the Securities in the Trust Fund and includes a sales charge set forth in the table below) plus a pro rata share of any accumulated dividends. Such underlying value shall also include the proportionate share of any undistributed cash held in the Capital Account of the Trust involved. The sales charge per Unit will be computed as follows:

    REMAINING TERM             PERCENT OF            PERCENT OF NET
       OF TRUST              OFFERING PRICE          AMOUNT INVESTED
    --------------           --------------          ---------------
2 or more years                  4.00%                    4.167%
Less than 2 years                3.00                     3.093

     The sales charge per Unit of a Trust Fund in the secondary market will be reduced pursuant to the following graduated scale:

                                           REMAINING TERM OF TRUST
                                   --------------------------------------
                                      LESS THAN TWO       MORE THAN TWO
                                          YEARS               YEARS
                                   ------------------  ------------------
                                    PERCENT   PERCENT   PERCENT   PERCENT
                                      OF      OF NET      OF      OF NET
                                   OFFERING   AMOUNT   OFFERING   AMOUNT
NUMBER OF UNITS*                     PRICE   INVESTED    PRICE   INVESTED
----------------                   --------  --------  --------  --------
Less than 10,000                    3.00%     3.093%    4.00%     4.167%
10,000 but less than 25,000         2.75      2.828     3.50      3.627
25,000 but less than 50,000         2.25      2.302     3.00      3.093
50,000 but less than 75,000         2.00      2.041     2.50      2.564
75,000 or more                      1.75      1.781     2.25      2.302

--------------------
* The breakpoint sales charges are also applied on a dollar basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor.

     The reduced sales charges as shown on the table above will apply to all purchases of Units on any one day by the same purchaser from the same dealer and for this purpose purchases of Units of a Trust Fund will be aggregated with concurrent purchases of units of any other unit investment trust that may be offered by the Sponsor. Additionally, Units purchased in the name of a spouse or child (under 21) of such purchaser will be deemed to be additional purchases by such purchaser. The reduced sales charges will also be applicable to a trust or other fiduciary purchasing for a single trust estate or single fiduciary account.

     The Sponsor intends to permit officers, directors and employees of the Sponsor and its affiliates and, in the discretion of the Sponsor, registered representatives of selling firms to purchase Units of the Trust Funds without a sales charge, although a transaction processing fee may be imposed on such trades.

     Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "Public Distribution of Units") by investors who purchase Units through registered investment advisers, certified financial planners or registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

     During the secondary market, the Evaluator will appraise or cause to be appraised daily the value of the underlying Securities as of 3:15 P.M. Central time on days the New York Stock Exchange is open and will adjust the Public Offering Price of the Units commensurate with such valuation. The Public Offering Price will be effective for all orders received at or prior to the close of trading on the New York Stock Exchange on each such day. Orders received by the Trustee, Sponsor or any dealer for purchases, sales or redemptions after that time, or on a day when the New York Stock Exchange is closed, will be held until the next determination of price.

     The value of the Securities is determined on each business day by the Evaluator based on the last bid prices during the secondary market and for redemptions on the day the valuation is made for Securities listed on a national stock exchange or, if not so listed, on the last offer (or bid as the case may be) prices on the over-the-counter market or by taking into account the same factors referred to under "Redemption-Computation of Redemption Price."

     The minimum purchase in the secondary market is 100 Units of a particular Trust Fund.

     Public Distribution of Units. During the secondary offering period, Units of each Trust Fund will be distributed to the public at the Public Offering Price determined in the manner provided above.

     The Sponsor has qualified Units of each Trust Fund for sale in a number of states. Units will be sold through dealers who are members of the National Association of Securities Dealers, Inc. and through others. Sales may be made to or through dealers at prices which represent discounts from the Public Offering Price as set forth below. Certain commercial banks are making Units of the Trust Funds available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks in the amounts shown in the table below. Under the Glass-Steagall Act, banks are prohibited from underwriting Trust Fund Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have indicated that these particular agency transactions are permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of Federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. The Sponsor reserves the right to change the discounts set forth below from time to time.

     In  addition to such discounts, the Sponsor may, from time to  time, pay or allow an additional discount, in the form of cash or other compensation, to dealers employing registered representatives who sell, during a specified time period, a minimum dollar amount of Units of a Trust and other unit investment trusts underwritten by the Sponsor. At various times the Sponsor may implement programs under which the sales force of a broker or dealer may be eligible to win nominal awards for certain sales efforts, or under which the Sponsor will reallow to any such broker or dealer that sponsors sales contests or recognition programs conforming to criteria established by the Sponsor, or participates in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such person at the public offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying brokers or dealers for certain services or activities which are primarily intended to result in sales of Units of the Trust Funds. Such payments are made by the Sponsor out of its own assets, and not out of the assets of the Trust Funds. These programs will not change the price Unitholders pay for their Units or the amount that a Trust Fund will receive from the Units sold. The difference between the discount and the sales charge will be retained by the Sponsor.

                                         REGULAR CONCESSION OR AGENCY
                                                  COMMISSION
                                      ----------------------------------
                                       LESS THAN TWO       TWO OR MORE
NUMBER OF UNITS*                           YEARS              YEARS
----------------                      --------------      --------------
Less than 10,000                           1.75               2.75%
10,000 but less than 25,000                1.50               2.25
25,000 but less than 50,000                1.25               2.00
50,000 but less than 75,000                1.00               1.50
75,000 or more                             1.00               1.25

---------------------
* The breakpoint discounts are also applied on a dollar basis utilizing a breakpoint equivalent in the above table of $10 per Unit.

     The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units.

     Sponsor Profits. The Sponsor will receive gross sales charges equal to the percentage of the Public Offering Price of the Units of a Trust Fund as stated under "Public Offering Price."

MARKET FOR UNITS

     While  not  obligated to do so, the Sponsor intends to,  subject  to change at any time, maintain a market for Units of the Trust Funds offered hereby and to continuously offer to purchase said Units at prices, determined by the Evaluator, based on the bid value of the underlying Securities. The aggregate bid prices of the underlying Securities are expected to be less than the related aggregate offering prices (which is the evaluation method used during the initial public offering period). Accordingly, Unitholders who wish to dispose of their Units should inquire of their bank or broker as to current market prices in order to determine whether there is in existence any price in excess of the Redemption Price and, if so, the amount thereof. The offering price of any Units resold by the Sponsor will be in accord with that described in the currently effective prospectus describing such Units. Any profit or loss resulting from the resale of such Units will belong to the Sponsor. The Sponsor may suspend or discontinue purchases of Units of the Trust Funds if the supply of Units exceeds demand, or for other business reasons.


REDEMPTION

     General.   A  Unitholder  who  does not  dispose  of  Units  in  the
secondary market described above may cause Units to be redeemed by the Trustee by making a written request to the Trustee and, in the case of Units evidenced by a certificate, by tendering such certificate to the Trustee, properly endorsed or accompanied by a written instrument or instruments of transfer in form satisfactory to the Trustee. Unitholders must sign the request, and such certificate or transfer instrument, exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be redeemed. If the amount  of  the redemption is $25,000 or less and the proceeds are payable to the Unitholder(s) of record at the address of record, no signature guarantee is necessary for redemptions by individual account owners (including joint owners). Additional documentation may be requested, and a signature guarantee is always required, from corporations, executors, administrators, trustees, guardians or associations. The signatures must be guaranteed as provided under "Unitholders-Ownership of Units." A certificate should only be sent by registered or certified mail for the protection of the Unitholder. Since tender of the certificate is required for redemption when one has been issued, Units represented by a certificate cannot be redeemed until the certificate representing such Units has been received by the purchasers.

     Redemption shall be made by the Trustee on the third business day following the day on which a tender for redemption is received (the "Redemption Date") by payment of cash equivalent to the Redemption Price for the Trust Fund involved, determined as set forth below under "Computation of Redemption Price," as of the evaluation time stated under "Essential Information," next following such tender, multiplied by the number of Units being redeemed. Any Units redeemed shall be cancelled and any undivided fractional interest in such Trust Fund extinguished. The price received upon redemption might be more or less than the amount paid by the Unitholder depending on the value of the Securities in a Trust Fund at the time of redemption.

     Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a specified percentage of the principal amount of a Unit redemption if the Trustee has not been furnished the redeeming Unitholder's tax identification number in the manner required by such regulations. Any amount so withheld is transmitted to the Internal Revenue Service and may be recovered by the Unitholder only when filing a tax return. Under normal circumstances the Trustee obtains the Unitholder's tax identification number from the selling broker. However, any time a Unitholder elects to tender Units for redemption, such Unitholder should make sure that the Trustee has been provided a certified tax identification number in order to avoid this possible "back-up withholding." In the event the Trustee has not been previously provided such number, one must be provided at the time redemption is requested.

     Any amounts paid on redemption representing unpaid dividends shall be withdrawn from the Income Account of the Trust Fund involved to the extent that funds are available for such purpose. All other amounts paid on redemption shall be withdrawn from the Capital Account for such Trust Fund. The Trustee is empowered to sell Securities for a Trust Fund in order to make funds available for the redemption of Units of such Trust Fund. Such sale may be required when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized. To the extent Securities are sold, the size and diversity of the affected Trust Fund will be reduced.

     The Trustee is irrevocably authorized in its discretion, if an Underwriter does not elect to purchase any Unit tendered for redemption, in lieu of redeeming such Units, to sell such Units in the over-the-counter market for the account of tendering Unitholders at prices which will return to the Unitholders amounts in cash, net after brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Price for such Units. In the event of any such sale, the Trustee shall pay the net proceeds thereof to the Unitholders on the day they would otherwise be entitled to receive payment of the Redemption Price.

     Unitholders tendering Units for redemption may request a distribution in kind (a "Distribution In Kind") from the Trustee in lieu of cash redemption. A Unitholder may request a Distribution In Kind of an amount and value of Securities per Unit equal to the Redemption Price per Unit as determined as of the evaluation time next following the tender, provided that the tendering Unitholder is entitled to receive at least $50,000 ($25,000 for certain Trusts) of proceeds as part of his or her distribution and the Unitholder has elected to redeem prior to the date specified in Part Two for each Trust. If the Unitholder meets these requirements, a Distribution In Kind will be made by the Trustee through the distribution of each of the Securities of the Trust involved in book entry form to the account of the Unitholder's bank or broker-dealer at Depository Trust Company. The tendering Unitholder shall be entitled to receive whole shares of each of the Securities comprising the portfolio of the Trust involved and cash from the Capital Account equal to the fractional shares to which the tendering Unitholder is entitled. The Trustee shall make any adjustments necessary to reflect differences between the Redemption Price of the Units and the value of the Securities distributed in kind as of the date of tender. If funds in the Capital Account are insufficient to cover the required cash distribution to the tendering Unitholder, the Trustee may sell Securities. The in kind redemption option may be terminated by the Sponsor on a date other than that specified under "Redemption in Kind" upon notice to the Unitholders prior to the specified date.

     To the extent that Securities are redeemed in kind or sold, the size and diversity of the affected Trust Fund will be reduced but each remaining Unit will continue to represent approximately the same proportional interest in each Security. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities in the portfolio at the time of redemption. Special Federal income tax consequences will result if a Unitholder requests a Distribution In Kind (see "Federal Tax Status").

     The right of redemption may be suspended and payment postponed (1) for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which (as determined by the Securities and Exchange Commission) trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Trustee of Securities is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the underlying Securities in accordance with each Trust Agreement; or (3) for such other period as the Securities and Exchange Commission may by order permit. The Trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.

     Computation of Redemption Price. The Redemption Price per Unit (as well as the secondary market Public Offering Price) will be determined on the basis of the aggregate underlying bid value of the Securities in the Trust Fund involved. On the Initial Date of Deposit, the Public Offering Price per Unit (which is based on the underlying offering prices of the Securities and includes the sales charge) exceeded the value at which Units could have been redeemed by the amount shown under "Essential Information." While the Trustee has the power to determine the Redemption Price per Unit when Units are tendered for redemption, such authority has been delegated to the Evaluator which determines the price per Unit on a daily basis. The Redemption Price per Unit is the pro rata share of each Unit in a Trust Fund determined on the basis of (i) the cash on hand in such Trust Fund or monies in the process of being collected and (ii) the value of the Securities in the Trust Fund less (a) amounts representing taxes or other governmental charges payable out of the Trust, (b) any amount owing to the Trustee for its advances and (c) the accrued expenses of such Trust. The Evaluator may determine the value of the Securities in a Trust Fund in the following manner: if the Security is listed on a national securities exchange, the evaluation will generally be based on the last bid price on the exchange (unless the Evaluator deems the price inappropriate as a basis for evaluation). If the Security is not so listed or, if so listed and the principal market for the Security is other than on the exchange, the evaluation will generally be made by the Evaluator in good faith based on the last bid price on the over-the-counter market (unless the Evaluator deems such price inappropriate as a basis for evaluation) or, if a bid price is not available, (1) on the basis of the current bid price for comparable securities, (2) by the Evaluator's appraising the value of the Securities in good faith at the bid side of the market or (3) by any combination thereof. See "Public Offering of Units-Public Offering Price."


RETIREMENT PLANS

     Each Trust Fund may be well suited for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other qualified retirement plans, certain of which are briefly described below.

     Generally, capital gains and income received under each of the foregoing plans are deferred from Federal taxation. All distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special income averaging or tax-deferred rollover treatment. Investors considering participation in any such plan should review specific tax laws related thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan. Such plans are offered by brokerage firms and other financial institutions. Each Trust will waive the $1,000 minimum investment requirement for IRA accounts. The minimum investment is $250 for tax-defined plans such as IRA accounts. Fees and charges with respect to such plans may vary.

     Individual Retirement Account-IRA. Any individual under age 70-1/2 may contribute the lesser of $2,000 or 100% of compensation to an IRA annually. Such contributions are fully deductible if the individual (and spouse if filing jointly) are not covered by a retirement plan at work. The deductible amount an individual may contribute to an IRA will be reduced $10 for each $50 of adjusted gross income over $25,000 ($40,000 if married, filing jointly or $0 if married, filing separately), if either an individual or their spouse (if married, filing jointly) is an active participant in an employer maintained retirement plan. Thus, if an individual has adjusted gross income over $35,000 ($50,000 if married, filing jointly or $0 if married, filing separately) and if an individual or their spouse is an active participant in an employer maintained retirement plan, no IRA deduction is permitted. Under the Code, an individual may make nondeductible contributions to the extent deductible contributions are not allowed. All distributions from an IRA (other than the return of certain excess contributions) are treated as ordinary income for Federal income taxation purposes provided that under the Code an individual need not pay tax on the return of nondeductible contributions, the amount includable in income for the taxable year is the portion of the amount withdrawn for the taxable year as the individual's aggregate nondeductible IRA contributions bear to the aggregate balance of all IRAs of the individual.

     A participant's interest in an IRA must be, or commence to be, distributed to the participant not later than April 1 of the calendar year following the year during which the participant attains age 70-1/2. Distributions made before attainment of age 59-1/2, except in the case of the participant's death or disability, or where the amount distributed is to be rolled over to another IRA, or where the distributions are taken as a series of substantially equal periodic payments over the participant's life or life expectancy (or the joint lives or life expectancies of the participant and the designated beneficiary) are generally subject to a surtax in an amount equal to 10% of the distribution. The amount of such periodic payments may not be modified before the later of five years or attainment of age 59-1/2. Excess contributions are subject to an annual 6% excise tax.

     IRA applications, disclosure statements and trust agreements are available from the Sponsor upon request.

     Qualified Retirement Plans. Units of each Trust may be purchased by qualified pension or profit sharing plans maintained by corporations, partnerships or sole proprietors. The maximum annual contribution for a participant in a money purchase pension plan or to paired profit sharing and pension plans is the lesser of 25% of compensation or $30,000. Prototype plan documents for establishing qualified retirement plans are available from the Sponsor upon request.

     Excess Distributions Tax. In addition to the other taxes due by reason of a plan distribution, a tax of 15% may apply to certain aggregate distributions from IRAs, Keogh plans, and corporate retirement plans to the extent such aggregate taxable distributions exceed specified amounts (generally $150,000, as adjusted) during a tax year. This 15% tax will not apply to distributions on account of death, qualified domestic relations orders or amounts rolled over to an eligible plan. In general, for lump sum distributions the excess distribution over $750,000 (as adjusted) will be subject to the 15% tax.

     The Trustee has agreed to act as custodian for certain retirement plan accounts. An annual fee per account, if not paid separately, will be assessed by the Trustee and paid through the liquidation of shares of the reinvestment account. An individual wishing the Trustee to act as custodian must complete a Ranson UIT/IRA application and forward it along with a check made payable to the Trustee. Certificates for Individual Retirement Accounts can not be issued.


UNITHOLDERS

     Ownership of Units. Ownership of Units of a Trust Fund will not be evidenced by certificates unless a Unitholder, the Unitholder's registered broker/dealer or the clearing agent for such broker/dealer makes a written request to the Trustee. Units are transferable by making a written request to the Trustee and, in the case of Units evidenced by a certificate, by presenting and surrendering such certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer which should be sent by registered or certified mail for the protection of the Unitholder. Unitholders must sign such written request, and such certificate or transfer instrument, exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be transferred. Such signatures must be guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or with such other signature program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee.

     Units may be purchased and certificates, if requested, will be issued in denominations of one Unit or any multiple thereof, subject to each Trust's minimum investment requirement of 100 Units or $1,000. Fractions of Units, if any, will be computed to three decimal places. Any certificate issued will be numbered serially for identification, issued in fully registered form and will be transferable only on the books of the Trustee. The Trustee may require a Unitholder to pay a reasonable fee, to be determined in the sole discretion of the Trustee, for each certificate re-issued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or interchange. The Trustee at the present time does not intend to charge for the normal transfer or interchange of certificates. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity (generally amounting to 3% of the market value of the Units), affidavit of loss, evidence of ownership and payment of expenses incurred.

     Distributions to Unitholders. Income received by a Trust is credited by the Trustee to the Income Account of such Trust. Other receipts are credited to the Capital Account of such Trust. Income received by a Trust will be distributed on or shortly after the date set forth in Part Two for each Trust on a pro rata basis to Unitholders of record as of the preceding record date (which will be the first day of the related month). All distributions will be net of applicable expenses. There is no assurance that any actual distributions will be made since all dividends received may be used to pay expenses. In addition, amounts from the Capital Account of such Trust, if any, will be distributed at least annually in December to the Unitholders then of record. Proceeds received from the disposition of any of the Securities after a record date and prior to the following distribution date will be held in the Capital Account and not distributed until the next distribution date applicable to such Capital Account. The Trustee shall not be required to make a distribution from the Capital Account unless the cash balance on deposit therein available for distribution shall be sufficient to distribute at least $1.00 per Unit. The Trustee is not required to pay interest on funds held in the Capital or Income Accounts (but may itself earn interest thereon and therefore benefits from the use of such funds). The Trustee is authorized to reinvest any funds held in the Capital or Income Accounts, pending distribution, in U.S. Treasury obligations which mature on or before the next applicable distribution date. Any obligations so acquired must be held until they mature and proceeds therefrom may not be reinvested.

     The distribution to the Unitholders as of each record date will be made on the following distribution date or shortly thereafter and shall consist of an amount substantially equal to such portion of the Unitholders' pro rata share of the dividend distributions then held in the Income Account after deducting estimated expenses. Because dividends are not received by a Trust at a constant rate throughout the year, such distributions to Unitholders are expected to fluctuate. Persons who purchase Units will commence receiving distributions only after such person becomes a record owner. Notification to the Trustee of the transfer of Units is the responsibility of the purchaser, but in the normal course of business such notice is provided by the selling broker-dealer.

     As of the first day of each month, the Trustee will deduct from the Income Account of a Trust and, to the extent funds are not sufficient therein, from the Capital Account of such Trust amounts necessary to pay the expenses of the Trust (as determined on the basis set forth under "Trust Operating Expenses"). The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of such Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Income and Capital Accounts of such Trust such amounts as may be necessary to cover redemptions of Units.

     Distribution Reinvestment. Zurich Kemper Investments, Inc. is the investment manager and principal underwriter of several front-end load mutual funds. Each Unitholder of a Trust Fund may elect to have distributions of capital (including capital gains, if any) or dividends or both automatically invested without charge in shares of any one of these funds which are registered in such Unitholder's state of residence, other than those Zurich Kemper-advised mutual funds sold with a contingent deferred sales charge. Since the portfolio securities and investment objectives of such Zurich Kemper-advised mutual funds may differ significantly from that of the Trust Funds, Unitholders should carefully consider the consequences before selecting such mutual funds for reinvestment. Detailed information with respect to the investment objectives and the management of such mutual funds is contained in their respective prospectuses, which can be obtained from the Sponsor upon request. An investor should read the prospectus of the reinvestment fund selected prior to making the election to reinvest. Unitholders who desire to have such distributions automatically reinvested should inform their broker at the time of purchase or should file with the Program Agent referred to below a written notice of election.

     Unitholders who are receiving distributions in cash may elect to participate in distribution reinvestment by filing with the Program Agent an election to have such distributions reinvested without charge. Such election must be received by the Program Agent at least ten days prior to the Record Date applicable to any distribution in order to be in effect for such Record Date. Any such election shall remain in effect until a subsequent notice is received by the Program Agent. See "Unitholders-Distributions to Unitholders."

     The   Program  Agent  is  the  Trustee.  All  inquiries   concerning
participation in distribution reinvestment should be directed to the Program Agent at its unit investment trust office.

     Statements to Unitholders. With each distribution, the Trustee will furnish or cause to be furnished to each Unitholder a statement of the amount of income and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit.

     The accounts of each Trust Fund are required to be audited annually, at such Trust Fund's expense, by independent public accountants designated by such Sponsor, unless the Trustee determines that such an audit would not be in the best interest of the Unitholders of such Trust Fund. The accountants' report will be furnished by the Trustee to any Unitholder of a Trust Fund upon written request. Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a Unitholder of a Trust Fund a statement, covering the calendar year, setting forth for such Trust Fund:

          A.   As to the Income Account:

               1.   Income received;

                2. Deductions for applicable taxes and for fees and expenses of the Trust and for redemptions of Units, if any; and

                3. The balance remaining after such distributions and deductions, expressed in each case both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; and

          B.   As to the Capital Account:

                1. The dates of disposition of any Securities (other than pursuant to Distribution In Kind) and the net proceeds received therefrom;

                2. The results of Distributions In Kind in connection with redemptions of Units, if any;

                3. Deductions for payment of applicable taxes and fees and expenses of the Trust held for distribution to Unitholders of record as of a date prior to the determination; and

                4. The balance remaining after such distributions and deductions expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; and

          C.   The following information:

                1. A list of the Securities as of the last business day of such calendar year;

                2. The number of Units outstanding on the last business day of such calendar year;

                3. The Redemption Price based on the last evaluation made during such calendar year;

                4. The amount actually distributed during such calendar year from the Income and Capital Accounts separately stated, expressed both as total dollar amounts and as dollar amounts per Unit outstanding on the Record Dates for each such distribution.

     Rights of Unitholders. A Unitholder may at any time tender Units to the Trustee for redemption. The death or incapacity of any Unitholder will not operate to terminate a Trust Fund nor entitle legal representatives or heirs to claim an accounting or to bring any action or proceeding in any court for partition or winding up of a Trust Fund.

     No Unitholder shall have the right to control the operation and management of a Trust Fund in any manner, except to vote with respect to the amendment of the Trust Agreement or termination of a Trust Fund.


INVESTMENT SUPERVISION

     The Trust Funds are unit investment trusts and are not "actively managed" funds. Traditional methods of investment management for a managed fund typically involve frequent changes in a portfolio of securities on the basis of economic, financial and market analyses. The portfolios of the Trust Funds, however, will not be actively managed and therefore the adverse financial condition of an issuer will not necessarily require the sale of its securities from a portfolio. However, the Sponsor may direct the Trustee to dispose of Securities upon default in payment of amounts due on debt obligations of the issuer of the Securities or upon a decline in price or the occurrence of other market or credit factors that in the opinion of the Sponsor would make the retention of such Securities in a Trust Fund detrimental to the interest of the Unitholders. If the Trustee disposes of such Securities, the Trustee cannot use the proceeds of the sale to purchase additional Securities to be included in such Trust. Any proceeds must be distributed directly to the Unitholders on a pro rata basis.

     The Trustee may sell Securities, designated by the Sponsor, from a Trust Fund for the purpose of redeeming Units of such Trust Fund tendered for redemption and the payment of expenses.


ADMINISTRATION OF THE TRUSTS

     The Trustee. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286, telephone 1-800-701-8178. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

     The Trustee, whose duties are ministerial in nature, has not participated in selecting the portfolios of the Trust Funds. For information relating to the responsibilities of the Trustee under the Trust Agreement, reference is made to the material set forth under "Unitholders."

     In accordance with the Trust Agreement, the Trustee shall keep records of all transactions at its unit investment trust division office. Such records shall include the name and address of, and the number of

Units held by, every Unitholder of each Trust Fund. Such books and records shall be open to inspection by any Unitholder of a Trust Fund at all reasonable times during usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or Federal statute, rule or regulation. The Trustee shall keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during usual business hours by any Unitholder, together with a current list of the Securities held in a Trust Fund. Pursuant to the Trust Agreement, the Trustee may employ one or more agents for the purpose of custody and safeguarding of Securities comprising each Trust Fund.

     Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of the trust created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor.

     The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than sixty days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within thirty days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may at any time remove the Trustee with or without cause and appoint a successor trustee as provided in the Trust Agreement. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor. The Trustee shall be a corporation organized under the laws of the United States, or any state thereof, which is authorized under such laws to exercise trust powers. The Trustee shall have at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

     The Sponsor. Ranson & Associates, Inc., the Sponsor of the Trusts, is an investment banking firm created in 1995 by a number of former owners and employees of Ranson Capital Corporation. On November 26, 1996, Ranson & Associates, Inc. purchased all existing unit investment trusts sponsored by EVEREN Securities, Inc. Accordingly, Ranson & Associates is the successor sponsor to unit investment trusts formerly sponsored by EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc. Ranson & Associates, is also the sponsor and successor sponsor of Series of The Kansas Tax-Exempt Trust and Multi-State Series of The Ranson Municipal Trust. Ranson & Associates, Inc. is the successor to a series of companies, the first of which was originally organized in Kansas in 1935. During its history, Ranson & Associates, Inc. and its predecessors have been active in public and corporate finance and have sold bonds and unit investment trusts and maintained secondary market activities relating thereto. At present, Ranson & Associates, Inc., which is a member of the National Association of Securities Dealers, Inc., is the sponsor to each of the above-named unit investment trusts and serves as the financial advisor and as an underwriter for issuers in the Midwest and Southwest, especially in Kansas, Missouri and Texas. The Company's offices are located at 250 North Rock Road, Suite 150, Wichita, Kansas 67206-2241.

     If at any time the Sponsor shall fail to perform any of its duties under the Trust Agreement or shall become incapable of acting or shall be adjudged a bankrupt or insolvent or shall have its affairs taken over by public authorities, then the Trustee may (a) appoint a successor sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding such reasonable amounts as may be prescribed by the Securities and Exchange Commission, or (b) terminate the Trust Agreement and liquidate the Trust Fund involved as provided therein, or (c) continue to act as Trustee without terminating the Trust Agreement.

     The foregoing financial information with regard to the Sponsor relates to the Sponsor only and not to the Trust Funds. Such information is included in this Prospectus only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations with respect to the Trust Funds. More comprehensive financial information can be obtained upon request from the Sponsor.

     The Evaluator. Ranson & Associates, Inc., the Sponsor, also serves as Evaluator. The Evaluator may resign or be removed by the Trustee in which even the Trustee is to use its best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon acceptance of appointment by the successor evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor. Notice of such resignation or removal and appointment shall be mailed by the Trustee to each Unitholder.

     Amendment and Termination. The Trust Agreement may be amended by the Trustee and the Sponsor without the consent of any of the
Unitholders: (1) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (2) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (3) to make such provisions as shall not materially adversely affect the interests of the Unitholders. The Trust Amendment with respect to a Trust Fund may also be amended in any respect by the Sponsor and the Trustee, or any of the provisions thereof may be waived, with the consent of the holders of Units representing 66-2/3% of the Units then outstanding of such Trust Fund, provided that no such amendment or waiver will reduce the interest of any Unitholder thereof without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders of such Trust Fund. In no event shall the Trust Agreement be amended to increase the number of Units of a Trust Fund issuable thereunder or to permit, except in accordance with the provisions of the Trust Agreement, the acquisition of any Securities in addition to or in substitution for those initially deposited in a Trust Fund. The Trustee shall promptly notify Unitholders of the substance of any such amendment.

     The Trust Agreement provides that a Trust Fund shall terminate upon the liquidation, redemption or other disposition of the last of the Securities held in such Trust Fund but in no event is it to continue beyond the Mandatory Termination Date set forth under "Essential Information." If the value of a Trust Fund shall be less than the applicable minimum value stated under "Essential Information" (40% of the aggregate value of the Securities-based on the value at the date of deposit of such Securities into such Trust Fund), the Trustee may, in its discretion, and shall, when so directed by the Sponsor, terminate the Trust Fund. The Trust Fund may be terminated at any time by the holders of Units representing 66-2/3% of the Units thereof then outstanding.

     No later than the date specified under "Liquidation Period" set forth under "Essential Information," the Trustee will begin to sell all of the underlying Securities on behalf of Unitholders in connection with the termination of a Trust Fund. The Sponsor has agreed to assist the Trustee in these sales. The sale proceeds will be net of any incidental expenses involved in the sales.

     The Sponsor will attempt to sell the Securities as quickly as it can during the Liquidation Period without in its judgment materially adversely affecting the market price of the Securities, but it is expected that all of the Securities will in any event be disposed of by the end of the Liquidation Period. The Sponsor does not anticipate that the period will be longer than one month, and it could be as short as one day, depending on the liquidity of the Securities being sold. The liquidity of any Security depends on the daily trading volume of the Security and the amount that the Sponsor has available for sale on any particular day.

     It is expected (but not required) that the Sponsor will generally follow the following guidelines in selling the Securities: for highly liquid Securities, the Sponsor will generally sell Securities on the first day of the Liquidation Period; for less liquid Securities, on each of the first two days of the Liquidation Period, the Sponsor will generally sell any amount of any underlying Securities at a price no less than 1/2 of one point under the last closing sale price of those Securities. Thereafter, the price limit will increase to one point under the last closing sale price. After four days, the Sponsor currently intends to sell at least a fraction of the remaining underlying Securities, the numerator of which is one and the denominator of which is the total number of days remaining (including that day) in the
Liquidation Period without any price restrictions. Of course, no assurances can be given that the market value of the Securities will not be adversely affected during the Liquidation Period.

     Any Unitholder who wishes to receive a Distribution In Kind at the termination of a Trust and who otherwise qualifies for such a distribution (see "Redemption") must notify the Trustee no later than the date indicated in Part Two for each Trust.

     In the event of termination of a Trust Fund, written notice thereof will be sent by the Trustee to all Unitholders of such Trust Fund. Within a reasonable period after termination, the Trustee will sell any Securities remaining in that Trust Fund and, after paying all expenses and charges incurred by such Trust Fund, will distribute to Unitholders thereof (upon surrender for cancellation of certificates for Units, if issued) their pro rata share of the balances remaining in the Income and Capital Accounts of the Trust Fund.

     Limitations on Liability. The Sponsor: The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Trust Agreement, but will be under no liability to the Unitholders for taking any action or refraining from any action in good faith pursuant to the Trust Agreement or for errors in judgment, except in cases of its own gross negligence, bad faith or willful misconduct. The Sponsor shall not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Securities.

     The Trustee: The Trust Agreement provides that the Trustee shall be under no liability for any action taken in good faith in reliance upon prima facie properly executed documents or for the disposition of monies, Securities or certificates except by reason of its own negligence, bad faith or willful misconduct, nor shall the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Securities. In the event that the Sponsor shall fail to act, the Trustee may act and shall not be liable for any such action taken by it in good faith. The Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereof. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee.

     The Evaluator: The Trustee and Unitholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. The Trust Agreement provides that the determinations made by the Evaluator shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee or Unitholders for errors in judgment, but shall be liable only for its gross negligence, lack of good faith or willful misconduct.


EXPENSES OF THE TRUSTS

     The Sponsor will not charge the Trusts any fees for services performed as Sponsor. The Sponsor will receive a portion of the sale commissions paid in connection with the purchase of Units and will share in profits, if any, related to the deposit of Securities in the Trust Funds. The Sponsor has borne all the expenses of creating and establishing the Trusts including the cost of the initial preparation, printing and execution of the Prospectus, Trust Agreement and certificates, legal and accounting expenses, advertising and selling expenses, payment of closing fees, the expenses of the Trustee and other out-of-pocket expenses.

     The Trustee receives for its services that fee set forth under "Essential Information" in Part Two for each Trust. The Trustee's fee which is calculated monthly is based on the largest number of Units outstanding during the calendar year for which such compensation relates. The Trustee's fees are payable monthly on or before the fifteenth day of the month from the Income Account to the extent funds are available and then from the Capital Account. The Trustee benefits to the extent there are funds for future distributions, payment of expenses and redemptions in the Capital and Income Accounts since these Accounts are non-interest bearing and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to the Trust Funds is expected to result from the use of these funds.

     For evaluation of Securities in the Trust Funds, the Evaluator shall receive that fee set forth under "Essential Information" in Part Two for each Trust, payable monthly, based upon the largest number of Units outstanding during the calendar year for which such compensation relates.

     The Trustee's fees and the Evaluator's fees are deducted from the Income Account of each Trust Fund to the extent funds are available and then from the Capital Account. Each such fee may be increased without approval of Unitholders by amounts not exceeding a proportionate increase in the Consumer Price Index entitled "All Services Less Rent of Shelter," published by the United States Department of Labor, or any equivalent index substituted therefor.

     The following additional charges are or may be incurred by each Trust Fund: (a) fees for the Trustee's extraordinary services;
(b)  expenses of the Trustee (including legal and auditing expenses,  but not including any fees and expenses charged by an agent for custody and safeguarding of Securities) and of counsel, if any; (c) various governmental charges; (d) expenses and costs of any action taken by the Trustee to protect a Trust or the rights and interests of the Unitholders; (e) indemnification of the Trustee for any loss, liability or expense incurred by it in the administration of a Trust not resulting from gross negligence, bad faith or willful misconduct on its part;
(f) indemnification of the Sponsor for any loss, liability or expense incurred in acting in that capacity without gross negligence, bad faith or willful misconduct; and (g) expenditures incurred in contacting Unitholders upon termination of a Trust Fund. The fees and expenses set forth herein are payable out of the Trust Fund involved and, when owing to the Trustee, are secured by a lien on that Trust Fund. The fees and expenses set forth herein are payable out of the Trust involved. When such fees and expenses are paid by or owing to the Trustee, they are secured by a lien on the portfolio of such Trust Fund. Since the Securities are all common stocks, and the income stream produced by dividend payments is unpredictable, the Sponsor cannot provide any assurance that dividends will be sufficient to meet any or all expenses of a Trust Fund. If the balances in the Income and Capital Accounts are insufficient to provide for amounts payable by a Trust, the Trustee has the power to sell Securities to pay such amounts. These sales may result in capital gains or losses to Unitholders. See "Federal Tax Status."


LEGAL OPINIONS

     The legality of the Units offered hereby and certain matters relating to Federal tax law have been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor.


INDEPENDENT AUDITORS

     The statement of net assets, including the schedule of investments, of each Trust appearing in Part Two for each Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere therein and in the Registration Statement, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                     Kemper Equity Portfolio Trust

                               Series 7
                          (Utility Series)














                              Part Two

                        Dated April 30, 1997








THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


NOTE: Part Two of this Prospectus May Not Be Distributed Unless Accompanied by Part One.


                         Kemper Equity Portfolio Trust
                                  Series 7
                               (Utility Series)
                             Essential Information
                            As of December 31, 1996
             Sponsor and Evaluator:  Ranson & Associates, Inc.
                       Trustee:  The Bank of New York Co.

General Information
Aggregate Value of Securities in Trust                               $6,039,144
Number of Units                                                         545,918
Fractional Undivided Interest in the Trust per Unit                   1/545,918
Public Offering Price per Unit:
  Aggregate Value of Securities in the Trust                         $6,039,144
  Aggregate Value of Securities per Unit                                $11.062
  Net Cash per Unit                                                     $(.140)
  Sales Charge of 2.25% (2.302% of net
  amount invested) per Unit                                               $.251
  Public Offering Price per Unit                                        $11.173
Redemption Price per Unit                                               $10.922


[FN]
Minimum Value of the Trust under which Trust agreement may be terminated if value of Trust Trust Agreement may be Terminated is less than 40% of the value of the Securities when deposited in the portfolio.

Report of Independent Auditors


Unitholders
Kemper Equity Portfolio Trust
Series 7 (Utility Series)


We have audited the accompanying statement of assets and liabilities of Kemper Equity Portfolio Trust Series 7 (Utility Series) including the schedule of investments, as of December 31, 1996, and the related statements of operations and changes in net assets for each of the two years in the period then ended and for the period from April 19, 1994 (Date of Deposit) to December 31, 1994.
These financial statements are the responsibility of the Trust's sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1996, by correspondence with the custodial bank. An audit also includes assessing the accounting principles used and significant estimates made by the sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Kemper Equity Portfolio Trust Series 7 (Utility Series) at December 31, 1996, and the results of its operations and changes in its net assets for the periods indicated above in conformity with generally accepted accounting principles.




                                                              Ernst & Young LLP



Kansas City, Missouri
March 31, 1997

                         Kemper Equity Portfolio Trust
                                    Series 7
                                 (Utility Series)

                       Statement of Assets and Liabilities

                               December 31, 1996


Assets
Investments, at value (cost $4,923,486)                              $6,039,144
Dividends receivable                                                     23,576
Cash                                                                      8,502
                                                                      ---------
Total assets                                                          6,071,222


Liabilities and net assets
Accrued liabilities                                                       2,306
Distribution payable                                                     88,575
                                                                      ---------
                                                                         90,881

Net assets, applicable to 545,918 Units outstanding:
  Cost of Trust assets                                               $4,923,486
  Unrealized appreciation                                             1,115,658
  Distributable funds                                                   (58,803)
                                                                  -------------
Net assets                                                           $5,980,341
                                                                      =========

[FN]

See accompanying notes to financial statements.

                         Kemper Equity Portfolio Trust
                                    Series 7
                                 (Utility Series)

                            Statements of Operations

                                                                    Period from
                                                                      April 19,
                                                                        1994 to
                                          Year ended December 31   December 31,
                                                 1996         1995         1994
                                            ---------    ---------    ---------
Investment income - dividends                $447,684     $599,474     $370,041
Expenses:
  Trustee's fees and related expenses          8,927       11,015        5,279
  Evaluator's fees and portfolio
    surveillance fees                          2,174        4,185        2,065
                                            ---------    ---------    ---------
Total expenses                                11,101       15,200        7,344
                                            ---------    ---------    ---------
Net investment income                        436,583      584,274      362,697

Realized and unrealized gain (loss) on
  investments:
  Realized gain                              293,288       63,697            -
  Unrealized appreciation (depreciation)
    during the period                       (399,001)   1,701,671     (187,012)
                                            ---------    ---------    ---------
Net gain (loss) on investments              (105,713)   1,765,368     (187,012)
                                            ---------    ---------    ---------
Net increase in net assets resulting
  from operations                           $330,870   $2,349,642     $175,685
                                            =========    =========    =========

[FN]

See accompanying notes to financial statements.

                         Kemper Equity Portfolio Trust
                                     Series 7
                                  (Utility Series)

                       Statements of Changes in Net Assets

                                                                    Period from
                                                                      April 19,
                                                                        1994 to
                                          Year ended December 31   December 31,
                                                 1996         1995         1994
                                            ---------    ---------    ---------
Operations:
  Net investment income                     $436,583     $584,274     $362,697
  Realized gain on investments               293,288       63,697            -
  Unrealized appreciation (depreciation)
    on investments during the period        (399,001)   1,701,671     (187,012)
                                            ---------    ---------    ---------
Net increase in net assets resulting
  from operations                            330,870    2,349,642      175,685

Distributions to Unitholders:
  Net investment income                     (449,002)    (595,241)    (321,491)

Capital transactions:
  Issuance of 944,478 Units                        -            -    8,739,037
  Issuance of 52,472 Units                         -      493,263            -
  Redemption of  163,798 Units            (1,652,791)           -
  Redemption of  287,234 Units            (3,089,631)           -            -
                                            ---------    ---------    ---------
Total increase (decrease) in net assets   (3,207,763)     594,873    8,593,231

Net assets:
  At the beginning of the period           9,188,104    8,593,231            -
                                            ---------    ---------    ---------
  At the end of the period (including
    distributable funds applicable to
    Trust Units of $58,803, $30,581 and
    $41,206 at December 31, 1996, 1995
    1994, respectively)                   $5,980,341   $9,188,104   $8,593,231
                                           =========    =========    =========
Trust Units outstanding at the end of
  the period                                 545,918      833,152      944,478
                                            =========    =========    =========
Net asset value per Unit at the end
  of the period                               $11.12       $11.03        $9.10
                                            =========    =========    =========

[FN]

See accompanying notes to financial statements.

                          Kemper Equity Portfolio Trust
                                    Series 7
                                 (Utility Series)

                             Schedule of Investments

                                December 31, 1996


              Shares         Name of Issuer Market                     Value
              ------         ---------------------                     ------
                10,963          Allegheny Power System, Inc.           $331,631.00
                 3,007          Boston Edison Company                    80,437.00
                 8,831          Cinergy Corporation                     294,735.00
                 6,299          Consolidated Edison Company             184,246.00
                                   of New York, Inc.
                 8,983          DPL, Inc.                               218,960.00
                10,517          Detroit Edison Company                  340,488.00
                 7,611          Dominion Resources, Inc.                292,072.00
                19,150          Edison International                    380,606.00
                 9,013          Entergy Corporation                     248,984.00
                 8,778          FPL Group, Inc.                         402,691.00
                10,990          General Public Utilities Corporation    366,791.00
                14,373          IPALCO Enterprises, Inc.                389,868.00
                14,706          Kansas City Power & Light Company       417,283.00
                12,758          Long Island Lighting Company            280,676.00
                 9,874          Minnesota Power & Light Company         271,535.00
                 7,923          Pacific Gas and Electric Company        166,383.00
                18,117          Pacificorp                              369,134.00
                 9,767          Peco Energy Comany                      245,396.00
                10,527          Public Service Company of Colorado      407,921.00
                15,439          Southern Company                        349,307.00
                                                                        ----------
TOTALS                                                               $6,039,144.00
                                                                       ===========

[FN]
 See accompanying notes to financial statements

Kemper Equity Portfolio Trust
Series 7
(Utility Series)

Notes to Financial Statements


1.  Significant Accounting Policies

Trust Sponsor and Evaluator

From the Trust's date of deposit through November 26, 1996, the Trust's sponsor and evaluator was EVEREN Unit Investment Trusts (EVEREN), or its predecessor entity, Kemper Unit Investment Trusts. On that date, Zurich Kemper Investments, Inc. acquired EVEREN and assigned substantially all of its unit investment trust business to Ranson & Associates, Inc., which serves as the Trust's sponsor and evaluator.

Valuation of Securities

Stocks are valued at closing bid prices as determined by Ranson & Associates, Inc.. If there are no appropriate prices available from a national securities exchange, then the prices will be determined as follows:(a) current bid prices for comparable securities, (b) appraisal of the value of the Stocks in good faith on the bid side of the market, or (c) by any combination of the above.

Cost of Securities

Cost of the Trust's Stocks is based on the offer prices of the Stocks on the dates of deposit of such Securities acquired during the primary sales period, as determined by the Evaluator. Realized gain (loss) from investment transactions is reported on a first-in, first out basis.

Investment Income

Dividends are recorded on the ex-dividend date.

2.  Unrealized Appreciation and Depreciation

Following is an analysis of net unrealized appreciation at December 31, 1996:

   Gross unrealized appreciation                                $1,153,795
   Gross unrealized depreciation                                   (38,137)

                                                                ----------
   Net unrealized appreciation                                  $1,115,658
                                                                 =========

3.  Federal Income Taxes

The Trust is not an association taxable as a corporation for federal income tax purposes. Each Unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, Subchapter J of Chapter 1 of the Internal Revenue Code of 1986, as amended. Accordingly, no provision has been made for federal income taxes.

4.  Other Information

Cost to Investors

The cost to initial investors of Units of the Trust was based on the aggregate value of the Stocks in the Trust valued at the closing prices on the offer side of the market on the business day prior to the Date of Deposit, plus or minus a pro rata share of any distributable funds, plus a sales charge of 4.00% (4.167% of the net amount invested). The Public Offering Price for secondary market transactions is based on the aggregate market value of the Securities valued at the closing bid prices, plus or minus a pro rata share of any distributable funds, plus a sales charge of 4.00% (equivalent to 4.167% of the net amount invested).

The sponsor intends to permit officers, directors and employees of the sponsor and its affiliates and, in the discretion of the sponsor, registered representatives of selling firms to purchase Units of the Trust without a sales charge.

Kemper Equity Portfolio Trust
Series 7
(Utility Series)

Notes to Financial Statements (continued)



Distributions

Distributions of net investment income to Unitholders are declared and paid quarterly. Income distributions per Unit, on a record date basis, are $.65, $.63 and $.40 for the years ended December 31, 1996, 1995 and 1994, respectively.

5.  Change of Trustee

On March 1, 1996, The Bank of New York Co. assumed all trustee responsibilities from Investors Fiduciary Trust Company.

                       Consent of Independent Auditors



We consent to the reference to our firm under the caption "Independent Auditors" and to the use of our report dated March 31, 1997, in this Post-Effective Amendment to the Registration Statement (Form S-6) and related Prospectus of Kemper Equity Portfolio Series 7 (Utility Series) dated April 30, 1997.



                                                              Ernst & Young LLP


Kansas City, Missouri
April 30, 1997

              Contents of Post-Effective Amendment
                    To Registration Statement



     This Post-Effective amendment to the Registration Statement comprises the following papers and documents:


                        The facing sheet


                         The prospectus


                         The signatures


             The Consent of Independent Accountants

                           Signatures

     Pursuant to the requirements of the Securities Act of 1933, The Registrant, Kemper Equity Portfolio Trust, Series 7, certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wichita, and State of Kansas, on the 30th day of April, 1997.

                              Kemper Equity Portfolio Trust,
                                  Series 7
                                 Registrant

                              By: Ranson & Associates, Inc.
                                 Depositor

                              By: Robin Pinkerton
                                 President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on April 30, 1997 by the following persons, who constitute a majority of the Board of Directors of Ranson & Associates, Inc.

           Signature                            Title



Douglas K. Rogers    Executive Vice and President and Director
Douglas K. Rogers


Alex R. Meitzner     Chairman of the Board and Director
Alex R. Meitzner


Robin K. Pinkerton   President, Secretary, Treasurer and
Robin K. Pinkerton   Director

                                             Robin Pinkerton

     An executed copy of each of the related powers of attorney was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of The Kansas Tax-Exempt Trust, Series 51 (File No. 33-46376) and Series 52 (File No. 33-47687) and the same are hereby incorporated herein by this reference.